Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 10,258	R$ 10,666
Current Fair value	10,272	10,684
Non-current gross carrying amount	64,442	37,997
Non-current fair value	66,388	38,639
Gross carrying amount	74,700	48,663
Fair value	76,660	49,323
Non-stated maturity [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	83	77
Current Fair value	149	161
Up to one year [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	10,175	10,589
Current Fair value	10,123	10,523
From one to five years [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	45,704	21,417
Non-current fair value	46,456	21,650
From five to ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	11,101	11,906
Non-current fair value	11,649	12,029
After ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	7,637	4,674
Non-current fair value	R$ 8,283	R$ 4,960